Offerings - Offering: 1	Dec. 05, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, Par value $0.01 per share
Amount Registered | shares	20,028,706
Maximum Aggregate Offering Price	$ 451,275,265.80
Fee Rate	0.01381%
Amount of Registration Fee	$ 62,321.11
Rule 457(f)	true
Amount of Securities Received | shares	11,709,270
Value of Securities Received, Per Share	38.54
Value of Securities Received	$ 451,275,265.80
Fee Note MAOP	$ 451,275,265.80
Offering Note	(a) Represents the estimated number of shares of common stock, par value $0.01 per share ("Ryerson common stock"), of Ryerson Holding Corporation (the "Registrant") expected to be issued or issuable upon completion of the merger (the "Merger") and other transactions as contemplated by the Agreement and Plan of Merger, dated as of October 28, 2025 (as it may be amended from time to time, the "Merger Agreement"), by and among the Registrant, Crimson MS Corp., a direct wholly owned subsidiary of the Registrant, and Olympic Steel, Inc. ("Olympic Steel"), and is equal to the product of (1) the exchange ratio in the Merger Agreement of 1.7105 and (2) 11,709,270 shares of Olympic Steel common stock, without par value ("Olympic Steel common stock"), which is the sum of (i) 11,251,316 shares of Olympic Steel common stock issued and outstanding as of November 28, 2025, and (ii) 457,954 shares of Olympic Steel common stock issuable upon vesting of Olympic Steel time-based restricted stock units outstanding as of November 28, 2025, assuming the Merger will close by March 31, 2026. In accordance with Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall be deemed to cover any securities that may be from time to time be offered or issued resulting from forward or reverse stock splits, stock dividends or similar transactions. (b) Calculated pursuant to Rules 457(f)(1) and 457(c) under the Securities Act, solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act. Such amount equals the product of (1) $38.54, the average of the high and the low prices per share of Olympic Steel common stock, as reported on Nasdaq on November 28, 2025, which is within five business days prior to the filing of this Registration Statement on Form S-4, and (2) 11,709,270, which is the estimated maximum number of shares of Olympic Steel common stock, as calculated in accordance with footnote (1) above, to be exchanged for shares of Ryerson common stock upon completion of the transactions contemplated by the Merger Agreement.